Schedule of Investments - March 31, 2021
Hotchkis & Wiley International Value Fund (Unaudited)

Country Breakdown* (% of net assets)
United Kingdom	28.64%
France	14.11%
United States	12.38%
Netherlands	11.79%
Canada	7.40%
Germany	6.42%
Japan	4.61%
Switzerland	3.56%
Australia	2.23%
Sweden	2.16%
Ireland	2.00%
Italy	1.93%
Taiwan	0.97%
Luxembourg	0.84%
Denmark	0.52%
Short-term securities and liabilities in excess of other assets	0.44%
* Based on country of risk.

	Shares
COMMON STOCKS - 99.56%	Held	Value
COMMUNICATION SERVICES - 3.15%
Media - 0.84%
RTL Group SA (a) (v)	400	$23,457

Wireless Telecommunication Services - 2.31%
Vodafone Group PLC (v)	35,446	64,639
TOTAL COMMUNICATION SERVICES		88,096

CONSUMER DISCRETIONARY - 12.15%
Auto Components - 2.72%
Magna International, Inc.	862	75,891

Automobiles - 1.60%
Bayerische Motoren Werke AG (v)	561	44,660

Hotels, Restaurants & Leisure - 5.34%
Accor SA (a) (v)	2,620	98,711
Compass Group PLC (a) (v)	2,500	50,510
		149,221
Internet & Catalog Retail - 2.49%
Points International Ltd. (a)	4,600	69,547
TOTAL CONSUMER DISCRETIONARY		339,319

CONSUMER STAPLES - 10.89%
Beverages - 5.02%
Britvic PLC (v)	2,100	24,178
Coca-Cola European Partners PLC	560	29,210
Heineken Holding NV (v)	977	86,815
		140,203
Food & Staples Retailing - 0.66%
Tesco PLC (v)	5,838	18,432

Food Products - 0.58%
Ezaki Glico Company Ltd. (v)	400	16,052

Household Products - 2.94%
Henkel AG & Company KGaA (v)	830	82,230

Personal Products - 1.17%
Unilever PLC (v)	588	32,810

Tobacco - 0.52%
Scandinavian Tobacco Group A/S (r) (v)	757	14,531
TOTAL CONSUMER STAPLES		304,258

ENERGY - 11.39%
Energy Equipment & Services - 4.53%
Frank's International NV (a)	8,957	31,797
Schlumberger NV	1,600	43,504
Subsea 7 SA (v)	5,100	51,237
		126,538
Oil, Gas & Consumable Fuels - 6.86%
Cairn Energy PLC (v)	19,830	46,544
Cenovus Energy, Inc.	4,000	30,047
Kosmos Energy Ltd. (a)	5,768	17,708
Royal Dutch Shell PLC (v)	1,527	30,016
Suncor Energy, Inc.	1,500	31,356
Total SE (v)	775	36,130
		191,801
TOTAL ENERGY		318,339

FINANCIALS - 28.68%
Banks - 17.68%
ABN AMRO Bank NV (a) (r) (v)	3,500	42,490
AIB Group PLC (a) (v)	12,600	33,056
Bank of Ireland Group PLC (a) (v)	4,600	22,716
Barclays PLC (v)	26,217	67,140
BNP Paribas SA (v)	1,524	92,857
ING Groep NV (v)	7,867	96,088
Natwest Group PLC (v)	10,100	27,329
Societe Generale SA (v)	2,231	58,329
UniCredit SpA (v)	5,100	53,871
		493,876
Capital Markets - 2.10%
Credit Suisse Group AG (v)	5,548	58,694

Insurance - 8.90%
Enstar Group Ltd. (a)	379	93,510
Global Indemnity Group LLC	968	28,692
Tokio Marine Holdings, Inc. (v)	1,800	85,664
Zurich Insurance Group AG (v)	96	40,863
		248,729
TOTAL FINANCIALS		801,299

HEALTH CARE - 5.45%
Health Care Equipment & Supplies - 3.89%
Koninklijke Philips NV (v)	767	43,739
Medtronic PLC	550	64,972
		108,711
Pharmaceuticals - 1.56%
GlaxoSmithKline PLC (v)	1,609	28,484
Sanofi (v)	153	15,129
		43,613
TOTAL HEALTH CARE		152,324

INDUSTRIALS - 20.61%
Aerospace & Defense - 6.49%
Airbus SE (a) (v)	820	93,003
BAE Systems PLC (v)	12,675	88,270
		181,273
Air Freight & Logistics - 4.69%
Royal Mail PLC (a) (v)	18,829	131,046

Airlines - 2.23%
Qantas Airways Ltd. (a) (v)	16,100	62,486

Commercial Services & Supplies - 1.35%
Babcock International Group PLC (a) (v)	12,000	37,816

Industrial Conglomerates - 1.88%
Siemens AG (v)	320	52,580

Machinery - 3.67%
CNH Industrial NV (a)	6,553	102,489

Professional Services - 0.30%
Hudson Global, Inc. (a)	499	8,283
TOTAL INDUSTRIALS		575,973

INFORMATION TECHNOLOGY - 7.24%
Communications Equipment - 2.16%
Telefonaktiebolaget LM Ericsson (v)	4,544	60,232

Electronic Equipment, Instruments & Components - 3.03%
Hitachi Ltd. (v)	600	27,197
TE Connectivity Ltd.	445	57,454
		84,651
Semiconductors & Semiconductor Equipment - 2.05%
NXP Semiconductors NV	150	30,201
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	230	27,204
		57,405
TOTAL INFORMATION TECHNOLOGY		202,288

Total common stocks (Cost $2,320,613)		2,781,896

Total long-term investments (Cost $2,320,613)		2,781,896
	Principal
SHORT-TERM INVESTMENTS - 1.08%	Amount
Time Deposits - 1.08%
Skandinaviska Enskilda Banken, 0.01%, 04/01/2021*	$30,274	30,274
Total short-term investments (Cost $30,274)		30,274

Total investments - 100.64% (Cost $2,350,887)		2,812,170

Liabilities in excess of other assets - (0.64)%		(17,953)

Net assets - 100.00%		$2,794,217

(a)	- Non-income producing security.
(r)
- Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $57,021, which represented 2.04% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $2,040,031, which represented 73.01% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$741,865
Time Deposits	30,274
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	88,096
Consumer Discretionary	193,881
Consumer Staples	275,048
Energy	163,927
Financials	679,097
Health Care	87,352
Industrials	465,201
Information Technology	87,429
Level 3 --- Significant unobservable inputs	-

Total Investments	$2,812,170

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.